LEASES - Summary of cash flow information related to leases (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	¥ 22,595		¥ 21,977
Non-cash right-of-use assets in exchange for new lease liabilities:
Non-cash right-of-use assets in exchange for new lease liabilities (see Note 14)	¥ 46,954	$ 6,613	¥ 12,655	¥ 47,101